SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Accumulated amortization	$ (755,082)
Net book value	14,346,569
Artificial Intelligence Software [Member]
Finite-Lived Intangible Assets [Line Items]
Artificial intelligence software	$ 15,101,651
Estimated useful life	5 years